Significant Accounting Policies - Additional Information (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure Of Significant Accounting Policies [Line Items]
Net income (loss) for the year	$ 4,094	$ (11,640)	$ (5,690)
Cash and cash equivalents balance	$ 22,411	$ 16,085	$ 17,375	$ 18,230
Percentage of eligible research and development expenditures in which the government provides a cash refund	43.50%	43.50%
Tacere Therapeutics, Inc. [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Ownership percentage in subsidiary	100.00%	100.00%	100.00%
Trade Receivables [Member] | 30 to 60 Days Past Due [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Expected credit loss rate	1.00%
Trade Receivables [Member] | 60 and 90 Days Past Due [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Expected credit loss rate	1.50%